SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
SUBSEQUENT EVENTS

The Company evaluated events occurring subsequent to June 30, 2011, identifying those that are required to be disclosed. On July 18, 2011 the Company issued 694,498 shares of common stock and 243,144 warrants to purchase the Company’s common stock subject to the same terms as the Private Placement.  Net proceeds to the Company was $530,999.

The Company evaluated events that occurred subsequent to December 31, 2010. The Company issued three additional short-term convertible promissory notes in January 2011 and two short-term convertible promissory notes in February 2011 for total consideration of $195,000. The notes bear interest at 8%, are convertible into shares of common stock at $1.25 per share (156,000 shares) and the note holders were granted warrants to purchase 15,600 shares of common stock at $0.75 per share, exercisable for 5 years. The maturity dates of the notes varied.

All short-term convertible promissory notes’ maturity dates (including the 2011 notes) were subsequently extended month to month through June 30, 2011. (see Note 7).